UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21537

Name of Fund: BlackRock Multi-Strategy Hedge Opportunities, LLC

Fund Address: 55 East 52nd Street, New York, NY 10065

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-Strategy Hedge Opportunities, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (877) GPC-ROCK

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 09/30/2007

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Multi-Strategy Hedge Opportunities LLC                       BLACKROCK

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Multi-Strategy Hedge Opportunities LLC

================================================================================
Table of Contents                                                           Page
--------------------------------------------------------------------------------
A Letter to Members ......................................................     3
Semi-Annual Report:
Company Summary ..........................................................     4
Disclosure of Expenses ...................................................     5
Financial Statements:
  Schedule of Investments ................................................     6
  Statement of Assets and Liabilities ....................................     7
  Statement of Operations ................................................     7
  Statements of Changes in Net Assets ....................................     8
  Statement of Cash Flows ................................................     9
Financial Highlights .....................................................    10
Notes to Financial Statements ............................................    11
Officers and Directors ...................................................    14
Proxy Results ............................................................    14
BlackRock Privacy Principles .............................................    15
Availability of Quarterly Schedules of Investments .......................    15
Electronic Delivery ......................................................    15


2       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007

A Letter to Members

Dear Member

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:

Total Returns as of September 30, 2007                                              6-month     12-month
========================================================================================================
U.S. equities (S&P 500 Index)                                                        +8.44%      +16.44%
--------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                         +1.19       +12.34
--------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                    +8.72       +24.86
--------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                             +2.31       + 5.14
--------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                       +1.15       + 3.10
--------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)     +0.56       + 7.62
--------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Company Summary as of September 30, 2007

Company Information

The following charts show the ten largest holdings and investments by strategy of the Company's long-term investments:

Ten Largest Holdings

Kinetics Partners LP .................................................      8.9%
Glenview Institutional Partners LP ...................................      8.6
Double Black Diamond LP ..............................................      7.7
Suttonbrook Capital Partners LP ......................................      7.7
Aristeia Partners LP .................................................      7.4
SR Phoenicia LP ......................................................      7.3
Trivium Onshore Fund LP ..............................................      7.2
ARX Global High Yield Securities Fund I LLC ..........................      6.7
LibertyView Credit Opportunities Fund II LLC .........................      6.5
Hayground Cove Institutional Partners LP .............................      4.8
-------------------------------------------------------------------------------

Investments by Strategy

                                                               9/30/07   3/31/07
--------------------------------------------------------------------------------
Equity Opportunistic .......................................    41.3%     38.0%
Directional ................................................    17.9      23.1
Multi-Strategy .............................................    15.4      12.1
High Yield .................................................    13.2      14.9
Convertible Arbitrage ......................................     7.4       8.0
Equity Neutral .............................................     2.9       3.9
Event Driven ...............................................     1.9       0.0
--------------------------------------------------------------------------------

The table below summarizes the change in the Company's net asset value per unit:

--------------------------------------------------------------------------------
                            9/30/07    3/31/07      Change      High       Low
--------------------------------------------------------------------------------
Net Asset Value ........    $1.2043    $1.1664       3.25%    $1.2349    $1.1664
--------------------------------------------------------------------------------

The table below provides the Company's average annual total returns:

Average Annual Total Return

                                                  Return Without   Return With
                                                   Sales Charge    Sales Charge*
================================================================================
One Year Ended 9/30/07                                +11.02%         +7.69%
--------------------------------------------------------------------------------
Inception (1/03/05)
through 9/30/07                                       + 7.02          +5.84
--------------------------------------------------------------------------------
*     Maximum sales charge is 3%.

      Past results shown should not be considered a representation of future performance.


4       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007

Disclosure of Expenses

Members of this Company may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Company expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist members both in calculating expenses based on an investment in the Company and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a member paid during the period covered by this report, members can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist members in comparing the ongoing expenses of investing in this Company and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight members' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help members determine the relative total expenses of owning different funds. If these transactional expenses were included, member expenses would have been higher.

Expense Example

                                                     Actual                                          Hypothetical**
                              -------------------------------------------------    -------------------------------------------------
                                Beginning        Ending                              Beginning        Ending
                              Account Value   Account Value    Expenses Paid       Account Value   Account Value    Expenses Paid
                              April 1, 2007  Sept. 30, 2007  During the Period*    April 1, 2007  Sept. 30, 2007  During the Period*
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Multi-Strategy
  Hedge Opportunities LLC ...     $1,000         $1,032            $11.79              $1,000          $1,013           $11.68
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal six months divided by 365.


BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007       5

Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

Strategy                                                  Portfolio Funds                                                 Value
===================================================================================================================================
Convertible Arbitrage -- 7.8%                             Aristeia Partners LP                                         $  9,743,084
===================================================================================================================================
Directional -- 18.7%                                      Bayswater Global Quant Alpha Fund LLC                           5,434,181
                                                          Campbell QMF LLC                                                3,769,197
                                                          Cornerstone International Value Fund LLC                        5,203,656
                                                          FORT Global Contrarian LP                                       2,996,339
                                                          Grinham Diversified Fund (U.S.) LP                              6,051,026
                                                                                                                       ------------
                                                                                                                         23,454,399
===================================================================================================================================
Equity Neutral -- 3.1%                                    Ventus US$ Double Leverage Fund                                 3,864,449
===================================================================================================================================
Equity Opportunistic -- 43.2%                             Glenview Institutional Partners LP                             11,237,131
                                                          Hayground Cove Institutional Partners LP                        6,274,808
                                                          Kinetics Partners LP                                           11,700,455
                                                          Maverick Levered Partners LP                                    2,526,507
                                                          Neon Liberty Emerging Markets Fund LP                           3,303,294
                                                          SR Phoenicia LP                                                 9,618,165
                                                          Trivium Onshore Fund LP                                         9,440,273
                                                                                                                       ------------
                                                                                                                         54,100,633
===================================================================================================================================
Event Driven -- 2.0%                                      Gruss Global Investors LP                                       2,462,629
===================================================================================================================================
High Yield -- 13.8%                                       ARX Global High Yield Securities Fund I LP                      8,742,451
                                                          LibertyView Credit Opportunities Fund II LLC                    8,578,179
                                                                                                                       ------------
                                                                                                                         17,320,630
===================================================================================================================================
Multi-Strategy -- 16.1%                                   Double Black Diamond LP                                        10,145,809
                                                          Suttonbrook Capital Partners LP                                10,049,604
                                                                                                                       ------------
                                                                                                                         20,195,413
===================================================================================================================================
Total Investments** (Cost -- $107,850,000*) -- 104.7%                                                                   131,141,237

Liabilities in Excess of Other Assets -- (4.7)%                                                                          (5,865,808)
                                                                                                                       ------------
Net Assets -- 100.0%                                                                                                   $125,275,429
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 113,815,116
                                                                  =============
      Gross unrealized appreciation ..........................    $  20,393,252
      Gross unrealized depreciation ..........................       (3,067,131)
                                                                  -------------
      Net unrealized appreciation ............................    $  17,326,121
                                                                  =============

**    Non-income producing securities.

      See Notes to Financial Statements.


6       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007

Statement of Assets and Liabilities

As of September 30, 2007 (Unaudited)
===============================================================================
Assets
-------------------------------------------------------------------------------
Investments in Portfolio Funds,* at value
(identified cost -- $107,850,000) ............................    $ 131,141,237
Cash .........................................................        2,658,477
Interest receivable ..........................................            9,047
Prepaid expenses and other assets ............................            5,550
                                                                  -------------
Total assets .................................................      133,814,311
                                                                  -------------

===============================================================================
Liabilities
-------------------------------------------------------------------------------
Payables:
  Investment adviser .........................................          492,451
  Service agents .............................................           81,508
Redemptions payable ..........................................        7,142,113
Subscriptions received in advance ............................          355,290
Accrued expenses and other liabilities .......................          467,520
                                                                  -------------
Total liabilities ............................................        8,538,882
                                                                  -------------

===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net assets ...................................................    $ 125,275,429
                                                                  =============

===============================================================================
Net Assets Consist of
-------------------------------------------------------------------------------
Members' capital .............................................    $ 101,226,362
Unrealized appreciation on investments -- net ................       23,291,237
Undistributed realized gain on investments -- net ............        8,114,432
Accumulated investment loss -- net ...........................       (7,356,602)
                                                                  -------------
Net Assets ...................................................    $ 125,275,429
                                                                  =============
Units outstanding ............................................      104,022,750
                                                                  =============
Net asset value per unit .....................................    $      1.2043
                                                                  =============

*     Non-income producing securities.

      See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended September 30, 2007 (Unaudited)

===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest .....................................................    $     166,989
                                                                  -------------

===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory fees .....................................          999,032
Service agent fees ...........................................          167,671
Accounting and administration services .......................          167,406
Professional fees ............................................           93,253
Printing and member reports ..................................           66,747
Custodian fees ...............................................           34,434
Loan interest expense ........................................            7,563
Other ........................................................           13,185
                                                                  -------------
Total expenses ...............................................        1,549,291
                                                                  -------------
Investment loss -- net .......................................       (1,382,302)
                                                                  -------------

===============================================================================
Unrealized/Realized Gain -- Net
-------------------------------------------------------------------------------
Change in unrealized appreciation on investments -- net ......        5,532,279
Realized gain on investments -- net ..........................          277,508
                                                                  -------------
Total unrealized/realized gain -- net ........................        5,809,787
                                                                  -------------
Net Increase in Net Assets Resulting from Operations .........    $   4,427,485
                                                                  =============

      See Notes to Financial Statements.


BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007       7

Statements of Changes in Net Assets

                                                                                                      For the Six
                                                                                                      Months Ended       For the
                                                                                                      September 30,     Year Ended
                                                                                                          2007           March 31,
Increase (Decrease) in Net Assets                                                                     (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment loss -- net .........................................................................    $  (1,382,302)    $  (2,684,984)
Change in unrealized appreciation on investments -- net ........................................        5,532,279         7,176,547
Realized gain on investments -- net ............................................................          277,508         6,982,673
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................        4,427,485        11,474,236
                                                                                                    -------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from issuance of Units ................................................................        6,006,585        22,515,567
Fair value of Units tendered ...................................................................      (14,050,349)      (30,548,590)
                                                                                                    -------------------------------
Net decrease in net assets derived from capital transactions ...................................       (8,043,764)       (8,033,023)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ........................................................       (3,616,279)        3,441,213
Beginning of period ............................................................................      128,891,708       125,450,495
                                                                                                    -------------------------------
End of period* .................................................................................    $ 125,275,429     $ 128,891,708
                                                                                                    ===============================
    * Accumulated investment loss -- net .......................................................    $  (7,356,602)    $  (5,974,300)
                                                                                                    ===============================

      See Notes to Financial Statements.


8       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007

For the Six Months Ended September 30, 2007 (Unaudited)
===================================================================================================================================
Cash Provided by Operating Activities
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ..............................................................    $  4,427,485
                                                                                                                       ------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
    Decrease in investments paid in advance .......................................................................      13,000,000
    Decrease in receivables and other assets ......................................................................           6,166
    Decrease in liabilities .......................................................................................         (75,733)
    Change in unrealized appreciation on investments -- net .......................................................      (5,532,279)
    Realized gain on investments -- net ...........................................................................        (277,508)
Purchases of long-term securities .................................................................................     (15,500,000)
Sales of long-term securities .....................................................................................      18,309,043
                                                                                                                       ------------
Net cash provided by operating activities .........................................................................      14,357,174
                                                                                                                       ------------
===================================================================================================================================
Cash Used for Financing Activities
-----------------------------------------------------------------------------------------------------------------------------------
Receipts from issuance of Units (including subscriptions received in advance of $355,290) .........................       4,649,029
Payments from tender of Units .....................................................................................     (12,575,153)
Payments on borrowings ............................................................................................      (3,900,000)
                                                                                                                       ------------
Net cash used for financing activities ............................................................................     (11,826,124)
                                                                                                                       ------------
===================================================================================================================================
Cash
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in cash ..............................................................................................       2,531,050
Cash at beginning of period .......................................................................................         127,427
                                                                                                                       ------------
Cash at end of period .............................................................................................    $  2,658,477
                                                                                                                       ============
===================================================================================================================================
Cash Flow Information
-----------------------------------------------------------------------------------------------------------------------------------
Cash paid for interest ............................................................................................    $      9,653
                                                                                                                       ============

      See Notes to Financial Statements.


BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007       9

Financial Highlights

                                                           For the Six                                              For the Period
                                                           Months Ended             For the Year Ended                January 3,
                                                           September 30,                March (31,)                    2005+ to
The following ratios have been derived from                   2007            --------------------------------         March 31,
information provided in the financial statements.          (Unaudited)           2007                2006                2005
==================================================================================================================================
Per Unit Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................   $      1.1664       $      1.0693      $       .9979      $      1.0000
                                                          ------------------------------------------------------------------------
Investment loss -- net*** .............................          (.0125)             (.0225)            (.0266)            (.0070)
Unrealized/realized gain on investments -- net ........           .0504               .1196              .0980              .0049
                                                          ------------------------------------------------------------------------
Total from investment operations ......................           .0379               .0971              .0714             (.0021)
                                                          ------------------------------------------------------------------------
Net asset value, end of period ........................   $      1.2043       $      1.1664      $      1.0693      $       .9979
                                                          ========================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
Total investment return ...............................            3.25%@              9.08%              7.16%              (.21%)@
                                                          ========================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses ..............................................            2.33%*              2.36%              2.84%              3.28%*
                                                          ========================================================================
Expenses net of reimbursement .........................            2.33%*              2.36%              2.78%              2.96%*
                                                          ========================================================================
Investment loss -- net ................................           (2.08%)*            (2.05%)            (2.65%)            (2.83%)*
                                                          ========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ..............   $     125,275       $     128,892      $     125,450      $      75,347
                                                          ========================================================================
Portfolio turnover ....................................               7%                 51%                19%                 0%
                                                          ========================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average units outstanding.
+     Commencement of operations.
@     Aggregate total investment return; not annualized.

      See Notes to Financial Statements.


10       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Multi-Strategy Hedge Opportunities LLC (the "Company") (formerly Multi-Strategy Hedge Opportunities LLC) is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The Company's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Company offers one class of units, which may be sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments in Portfolio Funds -- The Company values its investments in Portfolio Funds at fair value in accordance with procedures established by the Board of Directors. The valuations reported by the Portfolio Fund Managers of the Portfolio Funds, upon which the Company calculates its month-end net asset value and net asset value per Unit, may be subject to later adjustment, based upon information reasonably available at that time. The Company will pay repurchase proceeds, as well as calculate management fees, on the basis of net asset valuations determined using the best information available as of the valuation date. In the event a Portfolio Fund subsequently corrects, revises or adjusts a valuation after the Company has determined a net asset value, the Company will generally not make any retroactive adjustment to such net asset value, or to any amounts paid based on such net asset value, to reflect a revised valuation.

(b) Income taxes -- The Company is classified as a partnership for federal income tax purposes. As such, each investor in the Company is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Company. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income -- Portfolio Fund transactions are recorded on the effective dates of the transactions. Realized gains and losses on Portfolio Fund transactions are determined on the average cost basis. Interest income is recognized on the accrual basis.

(d) Cash balances -- The Company maintains cash in the PNC interest-bearing money market account, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Company.

(e) Offering costs -- Direct costs related to the initial public offering of the Company's Units were deferred and amortized over the 12 month period beginning with the commencement of operations. Offering costs associated with the ongoing sale of the Company's Units are expensed as incurred.

(f) Recent accounting pronouncements -- Effective September 30, 2007, the Company implemented Financial Accounting Standards Board ("FASB") interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Company, and has determined that the adoption of FIN 48 does not have a material impact on the Company's financial statements. The Company files U.S. and various state tax returns. No income tax returns are currently under examination. The status of limitations on the Company's tax returns remains open for the years ended March 31, 2005 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Company's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact of the Company's financial statements, if any, has not been determined.


BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007       11

2. Investment Advisory Agreement and Transactions with Affiliates:

The Company has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC ("BlackRock"). Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

BlackRock is responsible for the management of the Company's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Company. For such services, the Company pays a monthly fee at an annual rate of 1.50% of the average daily value of the Company's net assets.

The Company has also entered into a Member Services Agreement with FAM Distributors, Inc. ("FAMD" or "Service Agent"), a subsidiary of Merrill Lynch. FAMD provides or arranges for provision of ongoing investor and shareholder servicing. The Company pays a monthly fee computed at the annual rate of .25% of the Company's average month-end assets (the "Service Fee"). The Service Fee will be paid to the Service Agent to reimburse it for payments made to broker-dealers and financial advisors that have agreed to provide ongoing investor and shareholder servicing to Members of the Company and for ongoing investor servicing activities performed by the Service Agent.

For the six-month period ended September 30, 2007, FAMD received $91,359 in sales charges on sales of units in the Company.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock and/or BlackRock, Inc. or its affiliates.

3. Investments:

Purchases of investments for the six months ended September 30, 2007 were $15,500,000.

Sales of investments for the six months ended September 30, 2007 were $9,477,509.

4. Capital Share Transactions:

An investor purchases Units in the Company and the Units are offered at their net asset value. The minimum initial investment for each investor is $25,000 (net of any distribution fees) and the minimum additional investment is $10,000. An investor's subscription for Units is irrevocable by the investor and will generally require the investor to maintain its investment in the Company until such time as the Company offers to repurchase the Units in a tender offering. No member or other person holding Units acquired from a Member will have the right to require the Company to redeem the Units. The Company may, from time to time, repurchase Units from Members in accordance with written tenders by Members at those times, in those amounts and on terms and conditions as the Board of Directors may determine in its sole discretion. BlackRock expects that it will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly on the last business day of March, June, September and December.

Transactions in capital were as follows:

-------------------------------------------------------------------------------
For the Six Months Ended                                               Dollar
September 30, 2007                                     Units           Amount
-------------------------------------------------------------------------------
Units sold ...................................       5,043,585     $  6,006,585
Units tendered ...............................     (11,524,676)     (14,050,349)
                                                   ----------------------------
Net decrease .................................      (6,481,091)    $ (8,043,764)
                                                   ============================

-------------------------------------------------------------------------------
For the Year Ended                                                     Dollar
March 31, 2007                                         Units           Amount
-------------------------------------------------------------------------------
Units sold ...................................      20,657,258     $ 22,515,567
Units tendered ...............................     (27,471,409)     (30,548,590)
                                                   ----------------------------
Net decrease .................................      (6,814,151)    $ (8,033,023)
                                                   ============================

5. Investments in Portfolio Funds:

The following table lists the Company's investments in Portfolio Funds for the six months ended September 30, 2007, none of which was a related party. The agreements related to investments in Portfolio Funds provide for the compensation in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% to 25% of net profits earned.

Information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Company's proportionate share exceeds 5% of the Company's net assets at September 30, 2007.


12       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007

Notes to Financial Statements (concluded)

                                   % of Company's                      Net Income                 Fees                  Redemptions
Investments                       Total Fair Value    Fair Value         (Loss)          Management     Incentive        Permitted
------------------------------------------------------------------------------------------------------------------------------------
Aristeia Partners                      7.4%          $  9,743,084     $    220,997              1%         20%           Quarterly
ARX Global                             6.7              8,742,451         (672,474)          1.75          20            Quarterly
Bayswater Global                       4.1              5,434,181         (565,819)             2          20             Monthly
Campbell                               2.9              3,769,197         (625,335)             2          20             Monthly
Cornerstone International              4.0              5,203,656         (114,296)             1          20             Monthly
Double Black Diamond                   7.7             10,145,809          665,546        1 - 1.5          20            Quarterly
FORT Global                            2.3              2,996,339          (59,880)             1          20             Monthly
Glenview Institutional                 8.6             11,237,131          746,303              1          20             Monthly
Golden Tree Credit Opportunities        --(a)                  --(a)         7,755              2          20          Semi-Annually
Grinham Diversified                    4.6              6,051,026          530,074            1.5          20             Monthly
Grossman Currency                       --(b)                  --(b)        40,069              2          25             Monthly
Gruss Global                           1.9              2,462,629          (37,371)           1.5          20            Quarterly
Hayground Cove Institutional           4.8              6,274,808           55,359            1.5          20             Monthly
Kinetics Partners                      8.9             11,700,455        2,128,822              1          20             Monthly
Kottke Arbitrage                        --(b)                  --(b)       (34,732)             2          20             Monthly
LibertyView Credit                     6.5              8,578,179          202,575              1          20            Quarterly
Litespeed Partners                      --(a)                  --(a)         7,335            1.5          20            Quarterly
Maverick Levered                       1.9              2,526,507          451,498              2          20            Annually
Neon Liberty                           2.5              3,303,294          252,152            1.5          20            Quarterly
Salem Futures                           --(b)                  --(b)       127,388              2          20             Monthly
SR Phoenicia                           7.3              9,618,165        2,159,721              1          20             Monthly
Suttonbrook                            7.7             10,049,604           92,948              2          20            Quarterly
Trivium                                7.2              9,440,273        1,049,914            1.5          20             Monthly
Ventus                                 3.0              3,864,449         (818,762)             2          20             Monthly
                                  ------------------------------------------------
Total                                100.0%          $131,141,237     $  5,809,787
                                  ================================================

(a)   The Company fully redeemed from the Portfolio Funds as of December 31,
      2006.

(b)   The Company fully redeemed from the Portfolio Funds as of April 30, 2007.

6. Short-Term Borrowings:

The Company was a party to a $50,000,000 credit agreement with Harris Trust and Savings Bank. The Company could have borrowed under the credit agreement to fund member redemptions and for other lawful purposes including leverage. The Company paid a commitment fee of .375% per annum based on the unused portion of the Fee Cap (a minimum of $20,000,000) as defined in the credit agreement. Amounts borrowed under the credit agreement bore interest at a rate equal to, at the Company's election, the federal funds rate plus 1.75% or a base rate, as defined in the credit agreement, minus 1%. The Company did not borrow under the credit agreement and the agreement was terminated on December 27, 2006.

The Company, along with another BlackRock registered investment company, BlackRock Multi-Strategy Hedge Advantage, has jointly entered into a $20,000,000 revolving credit agreement with Citibank, N.A. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Company's election, the federal funds rate plus 1.25% or a base rate, as defined in the credit agreement or the Eurodollar rate plus 1.25%. Through September 30, 2007, the Company had weighted average borrowings of $223,497. Interest rates on borrowings for the six months ended September 30, 2007 was 6.52%.

7. Risk Factors:

An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

8. Subsequent Events:

On October 1, 2007, BlackRock, Inc. completed its acquisition of the fund-of-funds business of Quellos Group, LLC. The combined fund-of- funds platform, including the fund of funds advised by BlackRock Investment Management, LLC, will operate under the name BlackRock Alternative Advisors.

Throughout the normal course of business on October 1, 2007, there were additional proceeds of $355,290 from the issuance of units by the Company.


BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007       13

Officers and Directors as of September 30, 2007

Robert C. Doll, Jr., Company President and Director
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

PFPC Trust Company
8800 Tinicum Boulevard
4th Floor
Philadelphia, PA 19153

Administrator & Escrow Agent

PFPC, Inc.
Wilmington, DE 19809

Proxy Results

During the six-month period ended September 30, 2007, the members of BlackRock Multi-Strategy Hedge Opportunities LLC voted on the following proposal, which was approved at an annual members' meeting on August 16, 2007. This proposal was part of the reorganization of the Company's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of units voted for each Director are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Units Voted     Units Withheld
                                                                                                          For          From Voting
------------------------------------------------------------------------------------------------------------------------------------
To elect the Company's Board of Directors:   G. Nicholas Beckwith, III, Richard E. Cavanagh,
                                             Richard S. Davis, Kent Dixon, Frank J. Fabozzi,
                                             Kathleen F. Feldstein, James T. Flynn, Henry Gabbay,
                                             Jerrold B. Harris, R. Glenn Hubbard, W. Carl Kester,
                                             Karen P. Robards and Robert S. Salomon, Jr.               94,982,750       5,183,135
------------------------------------------------------------------------------------------------------------------------------------


14       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Company's Web site. Members can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Company's electronic delivery program.

Members Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC     SEPTEMBER 30, 2007       15

BlackRock Multi-Strategy Hedge Opportunities LLC seeks high total return over a full market cycle through investments in hedge funds and other investment vehicles pursuing alternative investment strategies.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy units of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 866-878-2987 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

BlackRock Multi-Strategy Hedge Opportunities LLC
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                       #MHO-9/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of October 1, 2007
            (a) Not Applicable
            (b) Effective October 1, 2007, Mr. Anson Beard, a co-portfolio manager of the Registrant identified in response to paragraph (a) of this item in the Registrant's most recent annual report, has resigned from the Adviser. The remainder of the portfolio management team, as identified in the Registrant's most recent annual report, remains unchanged.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Opportunities, LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Opportunities, LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-Strategy Hedge Opportunities, LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-Strategy Hedge Opportunities, LLC

Date: November 20, 2007